CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Cash flows from operating activities
Net income			$ 292,236	$ 246,051
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation			82,639	80,726
Amortization & write offs of deferred drydocking and special survey costs	$ 10,485	$ 11,515	22,782	22,485
Amortization of finance costs			1,527	1,545
Debt discount amortization			238
Prior service cost and periodic cost			1,346	2,807
Gain on investments			(44,357)	(17,217)
Loss on equity investments	534	333	811	565
Loss on debt extinguishment	1,405	0	6,027	0
Payments for drydocking and special survey costs deferred			(22,895)	(27,805)
Stock based compensation			4,807	3,428
Amortization of deferred realized losses on interest rate swaps			1,796	1,796
(Increase)/Decrease in:
Accounts receivable			4,506	(2,586)
Inventories			845	2,260
Prepaid expenses			(2,522)	(3,037)
Due from related parties			(12,281)	3,470
Other assets, current and non-current			23,106	8,832
Increase/(Decrease) in:
Accounts payable			7,860	(5,444)
Accrued liabilities			5,077	(259)
Unearned revenue, current and long-term			(8,892)	(19,890)
Other liabilities, current and long-term			2,840	(1,088)
Net cash provided by operating activities			367,496	296,639
Cash flows from investing activities
Vessels additions and advances for vessels under construction and vessel acquisition			(329,278)	(107,021)
Insurance proceeds from disposal of vessel				1,681
Investments			(71,492)	(30,270)
Net cash used in investing activities			(400,770)	(135,610)
Cash flows from financing activities
Proceeds from long-term debt, net			658,000	44,000
Payments and prepayments of long-term debt			(603,057)	(18,220)
Dividends paid			(32,756)	(31,449)
Finance costs			(11,114)	(9,368)
Repurchase of common stock			(6,823)	(53,212)
Net cash provided by/(used in) financing activities			4,250	(68,249)
Net (decrease)/increase in cash and cash equivalents			(29,024)	92,780
Cash and cash equivalents, beginning of period			1,037,292	453,384	$ 453,384
Cash and cash equivalents, end of period	$ 1,008,268	$ 546,164	1,008,268	546,164	$ 1,037,292
Supplemental cash flow information
Cash paid for interest, net of amounts capitalized			$ 21,028	$ 18,921